HERITAGE SERIES TRUST

                              SMALL CAP STOCK FUND

                     Supplement dated January 2, 1997 to the
                       Prospectus dated March 1, 1996, as
                   supplemented previously on December 2, 1996


The following table replaces the table on page 10 of the prospectus in the section "What Class A Shares Will Cost":


                                        Sales Load as a Percentage of
                                        -----------------------------                  Dealer Concession
                                                        Net Amount Invested (Net       as a Percentage of
Amount of Purchase                Offering Price              Asset Value)             Offering Price(1)
------------------                --------------              ------------             -----------------
Less than $25,000                      4.75%                      4.99%                      4.25%
$25,000 to $49,999                     4.25%                      4.44%                      3.75%
$50,000 to $99,999                     3.75%                      3.90%                      3.25%
$100,000 to $249,999                   3.25%                      3.36%                      2.75%
$250,000 to $499,999                   2.50%                      2.56%                      2.00%
$500,000 to $999,999                   1.50%                      1.52%                      1.25%
$1,000,000 and over                    0.00%                      0.00%                      0.00%(2)

--------------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

                              HERITAGE SERIES TRUST

                                VALUE EQUITY FUND

                     Supplement dated January 2, 1997 to the
                       Prospectus dated March 1, 1996, as
              supplemented previously on March 22 and June 1, 1996


The following table replaces the table on page 10 of the prospectus in the section "What Class A Shares Will Cost":



                                     Sales Load as a Percentage of
                                     -----------------------------
                                                                                    Dealer Concession
                                                     Net Amount Invested (Net       as a Percentage of
Amount of Purchase             Offering Price              Asset Value)             Offering Price(1)
------------------             --------------              ------------             -----------------
Less than $25,000                   4.75%                      4.99%                      4.25%
$25,000 to $49,999                  4.25%                      4.44%                      3.75%
$50,000 to $99,999                  3.75%                      3.90%                      3.25%
$100,000 to $249,999                3.25%                      3.36%                      2.75%
$250,000 to $499,999                2.50%                      2.56%                      2.00%
$500,000 to $999,999                1.50%                      1.52%                      1.25%
$1,000,000 and over                 0.00%                      0.00%                      0.00%(2)

--------------


(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

                              HERITAGE SERIES TRUST

                               GROWTH EQUITY FUND

                     Supplement dated January 2, 1997 to the
                      Prospectus dated November 2, 1995, as
                  supplemented previously on November 11, 1996


The following table replaces the table on page 9 of the prospectus in the section "What Class A Shares Will Cost":


                                    Sales Load as a Percentage of
                                    -----------------------------                  Dealer Concession
                                                    Net Amount Invested (Net       as a Percentage of
Amount of Purchase            Offering Price              Asset Value)             Offering Price(1)
------------------            --------------              ------------             -----------------
Less than $25,000                  4.75%                      4.99%                      4.25%
$25,000 to $49,999                 4.25%                      4.44%                      3.75%
$50,000 to $99,999                 3.75%                      3.90%                      3.25%
$100,000 to $249,999               3.25%                      3.36%                      2.75%
$250,000 to $499,999               2.50%                      2.56%                      2.00%
$500,000 to $999,999               1.50%                      1.52%                      1.25%
$1,000,000 and over                0.00%                      0.00%                      0.00%(2)

--------------


(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

                              HERITAGE SERIES TRUST

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                           CLASS A and CLASS C SHARES

                     Supplement dated January 2, 1997 to the
                       Prospectus dated December 26, 1995


The following table replaces the table on page 13 of the prospectus in the section "What Class A Shares Will Cost":



                                      Sales Load as a Percentage of
                                      -----------------------------
                                                                                     Dealer Concession
                                                      Net Amount Invested (Net       as a Percentage of
Amount of Purchase              Offering Price              Asset Value)             Offering Price(1)
------------------              --------------              ------------             -----------------
Less than $25,000                    4.75%                      4.99%                      4.25%
$25,000 to $49,999                   4.25%                      4.44%                      3.75%
$50,000 to $99,999                   3.75%                      3.90%                      3.25%
$100,000 to $249,999                 3.25%                      3.36%                      2.75%
$250,000 to $499,999                 2.50%                      2.56%                      2.00%
$500,000 to $999,999                 1.50%                      1.52%                      1.25%
$1,000,000 and over                  0.00%                      0.00%                      0.00%(2)

--------------


(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the Dealer Concession shown above.

(2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.